CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Cash from operations	$ 983.0	$ 775.9	$ 902.9
Income taxes paid	(44.7)	(38.6)	(45.4)
Payment for rent	(1.9)	(7.8)	(3.7)
Payment for tower and tower equipment decommissioning	(0.2)	(0.1)	(0.3)
Net cash from operating activities	936.2	729.4	853.5
Cash flow from investing activities
Purchase of property, plant and equipment	(217.5)	(235.2)	(464.9)
Payment in advance for property, plant and equipment	(34.5)	(29.9)	(111.1)
Purchase of software and licenses	(0.1)	(4.0)	(22.8)
Consideration paid on business combinations, net of cash acquired			(4.5)
Proceeds from sale of subsidiaries, net of cash disposed	169.8	119.0
Proceeds from disposal of property, plant and equipment	2.0	26.7	2.9
Insurance claims received	0.4	0.1	0.3
Interest received	42.3	18.7	25.0
Deposit of short-term deposits	(17.0)	(43.7)	(183.4)
Refund of short-term deposits	32.3	211.5	36.3
Net cash (used in)/from investing activities	(22.3)	63.2	(722.2)
Cash flows from financing activities
Shares repurchased and canceled through buyback program			(10.0)
Proceeds received from issuance of borrowings (net of transaction costs)	195.9	2,208.4	986.6
Repayment of borrowings	(386.9)	(2,149.3)	(689.9)
Fees on borrowings and derivative instruments	(20.9)	(10.6)	(19.4)
Interest paid	(309.0)	(327.0)	(299.0)
Payment for the principal portion of lease liabilities	(41.5)	(55.2)	(72.9)
Interest paid for lease liabilities	(68.3)	(66.0)	(58.4)
Interest paid on derivative instruments	(10.1)	(8.8)
Settlement of derivative instruments	(3.3)	(22.5)	0.7
Net cash used in financing activities	(644.1)	(431.0)	(162.3)
Net increase/(decrease) in cash and cash equivalents	269.8	361.6	(31.0)
Cash and cash equivalents at beginning of year	578.0	293.8	514.1
Exchange differences	5.5	(77.4)	(189.3)
Cash and cash equivalents at end of year	$ 853.3	$ 578.0	$ 293.8